Earnings/(losses) per share ("EPS") (Tables)	6 Months Ended
Jun. 30, 2019
Earnings/(losses) per share ("EPS")
Schedule of earnings/(losses) per share
	For the three months ended
	June 30, 2018	June 30, 2019
Basic loss per share
Loss for the period attributable to owners of the Group	(3,620)	(25,998)
Plus:
Dividend on preference shares	(2,516)	(2,516)
Loss for the period available to owners of the Group	(6,136)	(28,514)
Weighted average number of shares outstanding, basic	80,801,654	80,847,127
Basic loss per share	(0.08)	(0.35)
Diluted loss per share
Loss for the period available to owners of the Group used in the calculation of diluted (loss)/earnings per share	(6,136)	(28,514)
Weighted average number of shares outstanding, basic	80,801,654	80,847,127
Dilutive potential ordinary shares	—	—
Weighted average number of shares used in the calculation of diluted (loss)/earnings per share	80,801,654	80,847,127
Diluted loss per share	(0.08)	(0.35)

	For the six months ended
	June 30, 2018	June 30, 2019
Basic earnings/(loss) per share
Profit for the period attributable to owners of the Group	15,684	(36,945)
Less:
Dividend on preference shares	(5,032)	(5,031)
Profit/(loss) for the period available to owners of the Group	10,652	(41,976)
Weighted average number of shares outstanding, basic	80,758,631	80,836,442
Basic earnings/(loss) per share	0.13	(0.52)
Diluted earnings/(loss) per share
Profit/(loss) for the period available to owners of the Group used in the calculation of diluted earnings/(loss) per share	10,652	(41,976)
Weighted average number of shares outstanding, basic	80,758,631	80,836,442
Dilutive potential ordinary shares	732,041	—
Weighted average number of shares used in the calculation of diluted earnings/(loss) per share	81,490,672	80,836,442
Diluted earnings/(loss) per share	0.13	(0.52)